Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005479 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005479 | Top10HoldingEquinixBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005479 | Top10HoldingPrologisBNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005479 | Top10HoldingAmerican TowerBNY-03027X100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005479 | Top10HoldingPublic StorageBNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005479 | Top10HoldingSimon Property GroupBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005479 | Top10HoldingVentasBNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005479 | Top10HoldingEssex Property TrustBNY-297178105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005479 | Top10HoldingRegency CentersBNY-758849103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005479 | Top10HoldingRexford Industrial RealtyBNY-76169C100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005479 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000005479 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000005479 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005479 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005479 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005479 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005479 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005479 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005479 | Office
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005479 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005480 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005480 | Top10HoldingEquinixBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005480 | Top10HoldingPrologisBNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005480 | Top10HoldingAmerican TowerBNY-03027X100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005480 | Top10HoldingPublic StorageBNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005480 | Top10HoldingSimon Property GroupBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005480 | Top10HoldingVentasBNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005480 | Top10HoldingEssex Property TrustBNY-297178105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005480 | Top10HoldingRegency CentersBNY-758849103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005480 | Top10HoldingRexford Industrial RealtyBNY-76169C100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005480 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000005480 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000005480 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005480 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005480 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005480 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005480 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005480 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005480 | Office
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005480 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166334 | Top10HoldingWelltowerBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000166334 | Top10HoldingEquinixBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000166334 | Top10HoldingPrologisBNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166334 | Top10HoldingAmerican TowerBNY-03027X100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000166334 | Top10HoldingPublic StorageBNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166334 | Top10HoldingSimon Property GroupBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166334 | Top10HoldingVentasBNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166334 | Top10HoldingEssex Property TrustBNY-297178105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166334 | Top10HoldingRegency CentersBNY-758849103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166334 | Top10HoldingRexford Industrial RealtyBNY-76169C100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166334 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000166334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000166334 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000166334 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000166334 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000166334 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000166334 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166334 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166334 | Office
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166334 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.60%